Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Notes
Convertible Notes

Note 4. Convertible Notes

During the year ended December 31, 2022, the Company issued a $100,000 convertible note and a $107,500 convertible note and received total proceeds of $192,975.  The notes had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. The notes are convertible into common stock of the Company at $0.35 per share.  In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $14,525 of a debt discount related to the OID. As of September 30, 2025 and December 31, 2024, the remaining unamortized debt discount was $0 and $0, respectively.

On December 15, 2023, the Company entered into amendments on the above convertible notes, which extended the maturity dates to December 31, 2024 and increased the interest rates from 10% to 13%, effective January 1, 2024. On December 20, 2024, the Company entered into amendments to the aforementioned convertible notes, which extended the maturity dates to December 31, 2026.

During the year ended December 31, 2024, the Company issued a $350,000 convertible note and received total proceeds of $200,000.  The remaining $150,000 was rolled from a promissory note with this third-party lender (see Note 5). The note has an interest rate of 13% and a maturity date of December 31, 2026. The note is convertible into common stock of the Company at $0.05 per share.  In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.05 per share, the conversion price shall be reduced to equal such lower issue price per share.

During the nine months ended September 30, 2025, the Company issued $420,000 of convertible notes.  The notes have an interest rate of 13% and a maturity of December 31, 2026.  The notes are convertible into common stock of the Company between $0.12 and $0.085 per share.  In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.12 and $0.085 per share, the conversion price shall be reduced to equal such lower issue price per share. During the nine months ended September 30, 2025, $50,000 of these convertible notes was converted into shares of the Company’s common stock (see Note 6).

Interest expense on the above convertible notes payable was $30,684 and $7,613 during the three months ended September 30, 2025 and 2024, respectively.  Interest expense on the above convertible notes payable was $76,496 and $22,839 during the nine months ended September 30, 2025 and 2024, respectively. During the nine months ended September 30, 2025, $3,295 of accrued interest was converted into shares of the Company’s common stock (see Note 6). Accrued interest as of September 30, 2025 and December 31, 2024 was $132,272 and $59,071, respectively, and has been recorded in accounts payable and accrued expenses on the balance sheet.

The following represents the future aggregate maturities as of September 30, 2025 of the Company’s Convertible Notes Payable:

Amount
2025 (remaining)	$-
2026	927,500
Total	$927,500

Note 5. Convertible Notes

During the year ended December 31, 2022, the Company issued a $100,000 convertible note and a $107,500 convertible note and received total proceeds of $192,975.  The notes had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. The notes are convertible into common stock of the Company at $0.35 per share.  In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $14,525 of a debt discount related to the OID. As of December 31, 2024 and December 31, 2023, the remaining unamortized debt discount was $0 and $0, respectively.

On December 15, 2023, the Company entered into amendments on the above convertible notes, which extended the maturity dates to December 31, 2024 and increased the interest rates from 10% to 13%, effective January 1, 2024. On December 20, 2024, the Company entered into amendments to the aforementioned convertible notes, which extended the maturity dates to December 31, 2026.

During the year ended December 31, 2024, the Company issued a $350,000 convertible note and received total proceeds of $200,000.  The remaining $150,000 was rolled from a promissory note with this third-party lender (see Note 4). The note has an interest rate of 13% and a maturity date of December 31, 2026. The note is convertible into common stock of the Company at $0.05 per share.  In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.05 per share, the conversion price shall be reduced to equal such lower issue price per share.

Interest expense on the above convertible notes payable was $32,322 (including $0 of debt discount amortization related to the OID) and $32,875 (including $11,323 of debt discount amortization related to the OID) during the year ended December 31, 2024 and 2023, respectively. Accrued interest as of December 31, 2024 and December 31, 2023 was $59,071 and $26,749, respectively, and has been recorded in accrued liabilities on the balance sheet.

The following represents the future aggregate maturities as of December 31, 2024 of the Company’s Convertible Notes Payable:

Amount
2025	$-
2026	557,500
Total	$557,500